Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 27	$ 333
Rental and utility deposit	25	35
Advance to suppliers	260	266
Prepayment	649	840
Dividend receivable	115	122
Others	850	893
Total prepaid expenses and other current assets	$ 1,926	$ 2,489